Loans and Allowance for Credit Losses, PCI, by FICO Score, Consumer (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Purchased Credit Impaired Loans by FICO [Abstract]
Purchased Credit Impaired Loans (carrying value)	$ 30,968	$ 36,719	$ 41,430	$ 51,705	$ 58,797
Residential Mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Purchased Credit Impaired Loans (carrying value)	26,991	29,952
Residential Mortgage [Member] | Purchased Credit-Impaired Loans [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Less than 600	13,307	17,379
600-639	6,741	7,572
640-679	6,675	6,735
680-719	3,674	3,745
720-759	1,768	1,889
760-799	880	909
Greater than 800	203	217
No FICO available	159	298
Total consumer PCI loans (adjusted unpaid principal balance)	33,407	38,744
Purchased Credit Impaired Loans (carrying value)	26,991	29,952
Real estate 1-4 family first mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Purchased Credit Impaired Loans (carrying value)	26,839	29,746	33,245	38,386	39,214
Real estate 1-4 family first mortgage [Member] | Purchased Credit-Impaired Loans [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Less than 600	13,163	17,169
600-639	6,673	7,489
640-679	6,602	6,646
680-719	3,635	3,698
720-759	1,757	1,875
760-799	874	903
Greater than 800	202	215
No FICO available	156	284
Total consumer PCI loans (adjusted unpaid principal balance)	33,062	38,279
Purchased Credit Impaired Loans (carrying value)	26,839	29,746
Real estate 1-4 family junior lien mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Purchased Credit Impaired Loans (carrying value)	152	206	250	331	728
Real estate 1-4 family junior lien mortgage [Member] | Purchased Credit-Impaired Loans [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Less than 600	144	210
600-639	68	83
640-679	73	89
680-719	39	47
720-759	11	14
760-799	6	6
Greater than 800	1	2
No FICO available	3	14
Total consumer PCI loans (adjusted unpaid principal balance)	345	465
Purchased Credit Impaired Loans (carrying value)	$ 152	$ 206